Investment Strategy - Sprott Gold Equity Fund	Jun. 25, 2025
Institutional
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies located throughout the world, in both developed and emerging markets, that are primarily engaged in mining or processing gold. A company is primarily engaged if it earns over 50% of its revenue or profit; or has over 50% of its assets related to the mining or processing gold. The Fund may also invest in gold bullion and other precious metals, i.e., silver and platinum (“Other Precious Metals”). However, no more than 20% of the Fund’s total assets may be invested directly in gold bullion and other precious metals.

The investment strategy of the Fund is value oriented and contrarian. The Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. The fundamental research-based value orientation of Sprott Asset Management USA, Inc. (the “Adviser”) helps the portfolio managers find companies which have good businesses; the Adviser’s contrarian orientation enables the portfolio managers to buy them at what the portfolio managers believe to be attractive prices.

Value oriented means that the portfolio managers seek to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve. In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value (“NAV”). In general, the portfolio managers seek companies that are characterized by strong management, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder-oriented policies, among other things.

Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors. The portfolio managers consider a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio managers acquire their investment ideas by identifying companies whose stock prices are down or have lagged the market. The portfolio managers then analyze the quality of their business franchise and long-term fundamentals and make a judgment regarding their intrinsic value. Alternatively, the portfolio managers may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio managers will purchase stocks for the Fund’s portfolio when they meet the above criteria and when the portfolio managers believe that they have a limited risk of further decline. The portfolio managers will sell stocks when they are no longer considered to be good values.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies located throughout the world, in both developed and emerging markets, that are primarily engaged in mining or processing gold.
Investor
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies located throughout the world, in both developed and emerging markets, that are primarily engaged in mining or processing gold. A company is primarily engaged if it earns over 50% of its revenue or profit; or has over 50% of its assets related to the mining or processing gold. The Fund may also invest in gold bullion and other precious metals, i.e., silver and platinum (“Other Precious Metals”). However, no more than 20% of the Fund’s total assets may be invested directly in gold bullion and other precious metals.

The investment strategy of the Fund is value oriented and contrarian. The Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. The fundamental research-based value orientation of Sprott Asset Management USA, Inc. (the “Adviser”) helps the portfolio managers find companies which have good businesses; the Adviser’s contrarian orientation enables the portfolio managers to buy them at what the portfolio managers believe to be attractive prices.

Value oriented means that the portfolio managers seek to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve. In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value (“NAV”). In general, the portfolio managers seek companies that are characterized by strong management, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder-oriented policies, among other things.

Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors. The portfolio managers consider a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio managers acquire their investment ideas by identifying companies whose stock prices are down or have lagged the market. The portfolio managers then analyze the quality of their business franchise and long-term fundamentals and make a judgment regarding their intrinsic value. Alternatively, the portfolio managers may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio managers will purchase stocks for the Fund’s portfolio when they meet the above criteria and when the portfolio managers believe that they have a limited risk of further decline. The portfolio managers will sell stocks when they are no longer considered to be good values.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies located throughout the world, in both developed and emerging markets, that are primarily engaged in mining or processing gold.